Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000206016
Shareholder Report [Line Items]
Fund Name	Mesirow High Yield Fund
Class Name	Institutional Shares
Trading Symbol	MFHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mesirow High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow High Yield Fund, Institutional Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 155,236,357
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 214,378
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$155,236,357	136	$214,378	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Municipal Bond	0.8%
Consumer Staples	0.8%
Health Care	1.2%
Utilities	4.0%
Communication Services	4.2%
Information Technology	5.7%
Financials	6.3%
Consumer Discretionary	13.9%
Materials	16.0%
Energy	18.9%
Industrials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tenneco	8.000%	11/17/28	1.6%
Virtusa	7.125%	12/15/28	1.5%
ITT Holdings	6.500%	08/01/29	1.5%
Midcap Financial Issuer Trust	6.500%	05/01/28	1.4%
Consensus Cloud Solutions	6.500%	10/15/28	1.4%
TKC Holdings	6.875%	05/15/28	1.4%
Rain Carbon	12.250%	09/01/29	1.4%
Allied Universal Holdco	7.875%	02/15/31	1.4%
Rand Parent	8.500%	02/15/30	1.4%
Venture Global LNG	8.375%	06/01/31	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206015
Shareholder Report [Line Items]
Fund Name	Mesirow High Yield Fund
Class Name	Investor Shares
Trading Symbol	MFHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the Mesirow High Yield Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow High Yield Fund, Investor Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 155,236,357
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 214,378
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$155,236,357	136	$214,378	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Municipal Bond	0.8%
Consumer Staples	0.8%
Health Care	1.2%
Utilities	4.0%
Communication Services	4.2%
Information Technology	5.7%
Financials	6.3%
Consumer Discretionary	13.9%
Materials	16.0%
Energy	18.9%
Industrials	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tenneco	8.000%	11/17/28	1.6%
Virtusa	7.125%	12/15/28	1.5%
ITT Holdings	6.500%	08/01/29	1.5%
Midcap Financial Issuer Trust	6.500%	05/01/28	1.4%
Consensus Cloud Solutions	6.500%	10/15/28	1.4%
TKC Holdings	6.875%	05/15/28	1.4%
Rain Carbon	12.250%	09/01/29	1.4%
Allied Universal Holdco	7.875%	02/15/31	1.4%
Rand Parent	8.500%	02/15/30	1.4%
Venture Global LNG	8.375%	06/01/31	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206017
Shareholder Report [Line Items]
Fund Name	Mesirow Small Company Fund
Class Name	Institutional Shares
Trading Symbol	MSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Mesirow Small Company Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Small Company Fund, Institutional Shares	$47	0.98%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
AssetsNet	$ 10,245,991
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,245,991	82	$-	46%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.2%
Exchange Traded Fund	1.3%
Utilities	1.5%
Energy	4.6%
Materials	5.2%
Consumer Staples	5.4%
Real Estate	6.6%
Consumer Discretionary	10.0%
Information Technology	10.1%
Financials	16.8%
Industrials	17.0%
Health Care	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Catalyst Pharmaceuticals	1.8%
Axsome Therapeutics	1.7%
Mercury Systems	1.6%
Globus Medical, Cl A	1.6%
ADMA Biologics	1.6%
Northwest Natural Holding	1.5%
ACI Worldwide	1.5%
WNS Holdings	1.5%
Alkermes	1.5%
Bright Horizons Family Solutions	1.5%

Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents
C000206018
Shareholder Report [Line Items]
Fund Name	Mesirow Small Company Fund
Class Name	Investor Shares
Trading Symbol	MSVVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Shares of the Mesirow Small Company Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents. You can also request this information by contacting us at 1-833-MESIROW (833-637-4769).
Additional Information Phone Number	1-833-MESIROW (833-637-4769)
Additional Information Website	https://investments.metlife.com/mutual-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mesirow Small Company Fund, Investor Shares	$59	1.23%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.23%
AssetsNet	$ 10,245,991
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,245,991	82	$-	46%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Communication Services	1.2%
Exchange Traded Fund	1.3%
Utilities	1.5%
Energy	4.6%
Materials	5.2%
Consumer Staples	5.4%
Real Estate	6.6%
Consumer Discretionary	10.0%
Information Technology	10.1%
Financials	16.8%
Industrials	17.0%
Health Care	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Catalyst Pharmaceuticals	1.8%
Axsome Therapeutics	1.7%
Mercury Systems	1.6%
Globus Medical, Cl A	1.6%
ADMA Biologics	1.6%
Northwest Natural Holding	1.5%
ACI Worldwide	1.5%
WNS Holdings	1.5%
Alkermes	1.5%
Bright Horizons Family Solutions	1.5%

Updated Prospectus Phone Number	1-833-MESIROW (833-637-4769)
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents